Deferred Income Tax Assets and Liabilities (Details) - Schedule of composition of deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of composition of deferred income tax [Abstract]
Tax effect on unrealized gain (loss) on available-for-sale financial asset	S/ 5,172	S/ 2,554	S/ (1,675)
Tax effect on unrealized gain (loss) on derivative financial asset	487	754	(2,354)
Transfer to profit or loss hedge derivate financial instruments which changed to a trading condition.			(9,258)
Total deferred income tax in OCI	5,659	S/ 3,308	13,287
Other			(2,253)
Total deferred income tax in equity			S/ (2,253)